Intangible assets (Details Text) (Detail)	6 Months Ended
Jun. 30, 2019
Intangible Assets Details Text [abstract]
The PagSeguro Brazil Group capitalizes the expenses incurred with the development of platforms, which are amortized over the useful lives	Three to five years